Segmented Information (Tables)	6 Months Ended
May 31, 2018
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
	Three months ended		Six months ended
	May 31,	May 31,	May 31,	May 31,
	2018	2017	2018	2017
	$	$	$	$
Revenue
Canada	—	—	—	—
United States	576,967	2,001,512	911,485	3,236,878
	576,967	2,001,512	911,485	3,236,878

	May 31,	November 30,
	2018	2017
	$	$
Total assets
Canada	6,668,412	7,396,781

Total property and equipment
Canada	3,059,458	3,267,551